Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 41,459	$ 32,055
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,844	29,128
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,615	$ 2,927